United of Omaha Separate Account C

Financial Statements as of December 31, 2023, and for each of the Periods Presented in the Years Ended December 31, 2023 and 2022, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts of United of Omaha Separate Account C (the “Account”) listed in Note 2 as of December 31, 2023; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 2 constituting the Account as of December 31, 2023, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Subaccounts Comprising the United of Omaha Separate Account C	Financial Highlights
MFS – Income Series II SC	For the period May 23, 2023 to June 26, 2023, for the period January 1, 2021 to December 20, 2021, for the years ended December 31, 2022, 2020, and 2019

Pioneer – Real Estate Shares VCT	For the period January 1, 2023 to April 28, 2023 and for the years ended December 31, 2022, 2021, 2020, and 2019.

Pioneer – Real Estate Shares VCT II	For the period January 1, 2023 to April 28, 2023 and for the years ended December 31, 2022, 2021, 2020, and 2019.

DWS – Bond	For the period January 1, 2021 to October 28, 2021 and for the years ended December 31, 2023, 2022, 2020, and 2019.

Morgan Stanley – VIF Core Plus Fixed Income	For the period January 1, 2023 to July 28, 2023 and for the years ended December 31, 2022, 2021, 2020, and 2019

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska

March 20, 2024

We have served as the auditor of the Account since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS

DECEMBER 31, 2023

		Fair Value
		Contracts in Accumulation	Contracts in Payout
		(Deferred)	(Annuitization)
	Cost	Period	Period	Net Assets	Shares
NET ASSETS
Investments:

Alger:
American Growth	$4,529,056	$4,613,675	$39,888	$4,653,563	74,552
American Small Capitalization	3,530,457	2,443,129	41,511	2,484,639	150,311

Federated:
Government Money Fund II	3,359,394	3,299,427	59,968	3,359,395	3,359,394
Fund for U.S. Government Securities II	1,672,787	1,439,462	653	1,440,115	154,023

Fidelity:
VIP Asset Manager	30,323	31,331	—	31,331	2,003
VIP Asset Manager: Growth	2,607,040	3,262,658	5,335	3,267,993	152,639
VIP Contrafund	6,669,149	9,546,185	92,375	9,638,560	198,202
VIP Contrafund SVC CL 2	55,896	83,889	—	83,889	1,791
VIP Equity Income	3,788,320	4,096,498	41,313	4,137,811	166,511
VIP Equity Income SVC CL 2	9,793	10,857	—	10,857	454
VIP Growth	123,858	179,614	—	179,614	1,929
VIP Index 500	3,122,620	7,336,914	133,618	7,470,532	16,177
VIP Index 500 SVC CL 2	158,618	287,383	—	287,383	631
VIP Mid Cap SVC CL 2	300,702	303,939	—	303,939	8,762

MFS:
Core Equity Portfolio	2,236,077	2,385,457	150,346	2,535,803	91,644
Core Equity Portfolio SC	60,702	68,638	—	68,638	2,528
Emerging Growth Series	5,162,386	6,898,161	86,933	6,985,094	115,858
High Yield Series	1,094,662	942,221	13,146	955,367	191,074
High Yield Series SC	13,015	11,267	—	11,267	2,281
Research Series	3,035,295	3,847,183	3,105	3,850,288	120,434
Income Series II	1,104,764	948,884	—	948,884	113,367

Pioneer:
Equity Income VCT	457,702	363,805	—	363,805	24,125
Fund VCT	158,841	159,089	—	159,089	9,826
Mid Cap Value VCT	3,683,790	2,887,136	70,893	2,958,029	264,110
Mid Cap Value VCT II	197,075	161,009	—	161,009	14,584

DWS:
Global Opportunities	679,351	594,374	—	594,374	59,917
Core Equity VIP	1,096,562	1,271,335	—	1,271,335	103,952
International	1,558,645	1,489,267	4,629	1,493,895	199,986
International B	3,919	3,458	—	3,458	462
Money Market	24,364	24,363	—	24,363	24,364
Small Cap Index VIP	377,897	373,932	—	373,932	27,434

T. Rowe Price
Equity Income	7,258,504	8,163,270	129,790	8,293,060	298,741
International Stock	3,475,329	3,502,212	143,839	3,646,051	242,908
Limited-Term Bond	1,554,617	1,429,662	50,288	1,479,950	317,586
All-Cap Opportunities Portfolio	4,322,734	5,007,733	86,046	5,093,779	148,075
Moderate Allocation	3,520,410	3,733,838	13,254	3,747,092	187,167

Morgan Stanley
VIF Emerging Markets Equity	479,729	438,425	11,512	449,937	34,879

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Alger				Federated
	American Growth		American Small Capitalization		Government Money Fund II
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$—	$—	$—	$—	$102,533	$11,869
Expenses:
Mortality & expense risk	(44,500)	(47,829)	(23,482)	(27,447)	(22,968)	(8,869)
Administrative charges	(11,455)	(12,181)	(4,754)	(5,641)	(5,900)	(2,230)

Net investment income (expense)	(55,955)	(60,010)	(28,236)	(33,088)	73,665	770

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(24,440)	(11,861)	(147,659)	(144,973)	—	—
Net realized gain distributions	—	218,940	—	422,219	—	—

Net realized gains (losses)	(24,440)	207,079	(147,659)	277,246	—	—

Change in unrealized appreciation (depreciation) during the year	1,250,276	(2,713,556)	508,515	(1,732,612)	—	—

Increase (decrease) in net assets from operations	1,169,881	(2,566,487)	332,620	(1,488,454)	73,665	770

Contract transactions:
Payments received from contract owners	98,897	11,132	3,698	32,822	36,067	5,306
Transfers between subaccounts (including fixed account), net	1,020	169,861	31,088	196,438	2,901,796	360,253
Transfers for contract benefits and terminations	(500,777)	(350,944)	(192,441)	(305,216)	(549,754)	(100,013)
Contract maintenance charges	(3,512)	(3,508)	(2,433)	(2,602)	(2,932)	(1,515)
Adjustments to net assets allocated to contracts in payout year	—	24,962	—	25,484	—	7,061

Net increase (decrease) in net assets from contract transactions	(404,372)	(148,497)	(160,088)	(53,074)	2,385,177	271,092

Total increase (decrease) in net assets	765,509	(2,714,984)	172,532	(1,541,528)	2,458,842	271,862
Net assets at beginning of year	3,888,054	6,603,038	2,312,107	3,853,635	900,553	628,691

Net assets at end of year	$4,653,563	$3,888,054	$2,484,639	$2,312,107	$3,359,395	$900,553

Accumulation units:
Purchases	4,937	3,614	1,938	8,136	2,515,522	572,215
Withdrawals	(10,424)	(4,772)	(6,051)	(9,140)	(444,923)	(365,427)

Net increase (decrease) in units outstanding	(5,487)	(1,158)	(4,113)	(1,004)	2,070,599	206,788
Units outstanding at beginning of year	68,691	69,849	56,359	57,363	753,250	546,462

Units outstanding at end of year	63,204	68,691	52,246	56,359	2,823,849	753,250

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Federated (continued)		Fidelity
	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$37,142	$31,809	$706	$625	$56,378	$60,715
Expenses:
Mortality & expense risk	(15,392)	(17,491)	(371)	(376)	(31,763)	(34,356)
Administrative charges	(3,194)	(3,660)	(44)	(45)	(6,434)	(6,968)

Net investment income (expense)	18,556	10,658	291	204	18,181	19,391

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(57,764)	(27,879)	(6)	10	67,632	57,579
Net realized gain distributions	—	—	316	1,989	—	223,737

Net realized gains (losses)	(57,764)	(27,879)	310	1,999	67,632	281,316

Change in unrealized appreciation (depreciation) during the year	77,425	(235,291)	2,610	(7,706)	357,142	(1,020,914)

Increase (decrease) in net assets from operations	38,217	(252,512)	3,211	(5,503)	442,955	(720,207)

Contract transactions:
Payments received from contract owners	37,671	4,432	—	—	60,911	40,926
Transfers between subaccounts (including fixed account), net	72,745	(3,630)	—	—	7,953	(47,145)
Transfers for contract benefits and terminations	(212,602)	(139,649)	(242)	(364)	(352,624)	(266,069)
Contract maintenance charges	(1,010)	(1,091)	(1)	(1)	(3,879)	(4,470)
Adjustments to net assets allocated to contracts in payout year	—	37	—	—	—	1,326

Net increase (decrease) in net assets from contract transactions	(103,196)	(139,901)	(243)	(365)	(287,639)	(275,432)

Total increase (decrease) in net assets	(64,979)	(392,413)	2,968	(5,868)	155,316	(995,639)
Net assets at beginning of year	1,505,094	1,897,507	28,363	34,231	3,112,677	4,108,316

Net assets at end of year	$1,440,115	$1,505,094	$31,331	$28,363	$3,267,993	$3,112,677

Accumulation units:
Purchases	9,819	1,421	—	—	1,970	1,004
Withdrawals	(15,568)	(8,744)	(6)	(9)	(8,442)	(7,370)

Net increase (decrease) in units outstanding	(5,749)	(7,323)	(6)	(9)	(6,472)	(6,366)
Units outstanding at beginning of year	86,689	94,012	779	788	75,068	81,434

Units outstanding at end of year	80,940	86,689	773	779	68,596	75,068

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Fidelity (continued)
	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$42,909	$46,481	$200	$196	$75,139	$83,853
Expenses:
Mortality & expense risk	(90,863)	(94,133)	(963)	(940)	(40,907)	(45,412)
Administrative charges	(18,547)	(19,339)	(499)	(487)	(8,328)	(9,309)

Net investment income (expense)	(66,501)	(66,991)	(1,262)	(1,231)	25,904	29,132

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	326,394	248,825	1,712	775	40,786	51,833
Net realized gain distributions	315,114	443,410	2,821	3,687	112,786	147,379

Net realized gains (losses)	641,508	692,235	4,533	4,462	153,572	199,212

Change in unrealized appreciation (depreciation) during the year	1,931,010	(3,899,247)	17,174	(29,424)	177,750	(535,308)

Increase (decrease) in net assets from operations	2,506,017	(3,274,003)	20,445	(26,193)	357,226	(306,964)

Contract transactions:
Payments received from contract owners	39,370	22,791	—	—	70,834	18,102
Transfers between subaccounts (including fixed account), net	(35,361)	(15,273)	(1,684)	1,266	44,835	(71,083)
Transfers for contract benefits and terminations	(1,115,808)	(827,174)	(2,518)	(1,637)	(611,368)	(475,664)
Contract maintenance charges	(7,250)	(7,746)	(6)	(5)	(2,783)	(2,724)
Adjustments to net assets allocated to contracts in payout year	—	23,634	—	—	—	20,332

Net increase (decrease) in net assets from contract transactions	(1,119,049)	(803,768)	(4,208)	(376)	(498,482)	(511,037)

Total increase (decrease) in net assets	1,386,968	(4,077,771)	16,237	(26,569)	(141,256)	(818,001)
Net assets at beginning of year	8,251,592	12,329,363	67,652	94,221	4,279,067	5,097,068

Net assets at end of year	$9,638,560	$8,251,592	$83,889	$67,652	$4,137,811	$4,279,067

Accumulation units:
Purchases	466	858	—	34	1,865	776
Withdrawals	(9,442)	(8,061)	(91)	(42)	(10,185)	(8,995)

Net increase (decrease) in units outstanding	(8,976)	(7,203)	(91)	(8)	(8,320)	(8,219)
Units outstanding at beginning of year	78,542	85,745	1,790	1,798	69,255	77,474

Units outstanding at end of year	69,566	78,542	1,699	1,790	60,935	69,255

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$182	$192	$224	$1,033	$102,470	$108,465
Expenses:
Mortality & expense risk	(130)	(145)	(2,122)	(2,104)	(72,429)	(76,242)
Administrative charges	(66)	(69)	(253)	(251)	(15,565)	(16,392)

Net investment income (expense)	(14)	(22)	(2,151)	(1,322)	14,476	15,831

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	62	75	5,981	2,182	590,416	513,298
Net realized gain distributions	312	385	8,053	12,449	66,385	60,494

Net realized gains (losses)	374	460	14,034	14,631	656,801	573,792

Change in unrealized appreciation (depreciation) during the year	446	(1,396)	38,149	(65,852)	910,310	(2,294,252)

Increase (decrease) in net assets from operations	806	(958)	50,032	(52,543)	1,581,587	(1,704,629)

Contract transactions:
Payments received from contract owners	—	—	—	—	57,679	14,133
Transfers between subaccounts (including fixed account), net	284	(942)	(158)	—	16,836	(31,209)
Transfers for contract benefits and terminations	(1,200)	(75)	(18,811)	(7,376)	(933,500)	(774,683)
Contract maintenance charges	—	—	(49)	(48)	(5,476)	(5,524)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	25,683

Net increase (decrease) in net assets from contract transactions	(916)	(1,017)	(19,018)	(7,424)	(864,461)	(771,600)

Total increase (decrease) in net assets	(110)	(1,975)	31,014	(59,967)	717,126	(2,476,229)
Net assets at beginning of year	10,967	12,942	148,600	208,567	6,753,406	9,229,635

Net assets at end of year	$10,857	$10,967	$179,614	$148,600	$7,470,532	$6,753,406

Accumulation units:
Purchases	12	—	—	—	2,440	1,146
Withdrawals	(45)	(43)	(149)	(67)	(16,231)	(14,409)

Net increase (decrease) in units outstanding	(33)	(43)	(149)	(67)	(13,791)	(13,263)
Units outstanding at beginning of year	441	484	1,482	1,549	125,248	138,511

Units outstanding at end of year	408	441	1,333	1,482	111,457	125,248

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Fidelity (continued)				MFS
	VIP Index 500 SVC CL 2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$3,412	$3,473	$1,106	$784	$13,231	$8,451
Expenses:
Mortality & expense risk	(3,474)	(3,607)	(2,933)	(3,062)	(24,613)	(27,206)
Administrative charges	(1,505)	(1,589)	(666)	(694)	(5,481)	(6,042)

Net investment income (expense)	(1,567)	(1,723)	(2,493)	(2,972)	(16,863)	(24,797)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	86,799	10,927	(812)	(5,661)	14,837	58,221
Net realized gain distributions	2,725	2,225	8,252	20,103	118,013	297,027

Net realized gains (losses)	89,524	13,152	7,440	14,442	132,850	355,248

Change in unrealized appreciation (depreciation) during the year	(28,958)	(78,161)	31,814	(70,622)	363,348	(927,684)

Increase (decrease) in net assets from operations	58,999	(66,732)	36,761	(59,152)	479,335	(597,233)

Contract transactions:
Payments received from contract owners	105	180	—	—	51,648	7,703
Transfers between subaccounts (including fixed account), net	(12,427)	(5,028)	(715)	39,006	(87,397)	(34,848)
Transfers for contract benefits and terminations	(27,546)	(1,229)	(10,244)	(46,195)	(333,603)	(391,470)
Contract maintenance charges	46	(68)	(115)	(125)	(1,765)	(1,864)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	40,972

Net increase (decrease) in net assets from contract transactions	(39,822)	(6,145)	(11,074)	(7,314)	(371,117)	(379,507)

Total increase (decrease) in net assets	19,177	(72,877)	25,687	(66,466)	108,218	(976,740)
Net assets at beginning of year	268,206	341,083	278,252	344,718	2,427,585	3,404,325

Net assets at end of year	$287,383	$268,206	$303,939	$278,252	$2,535,803	$2,427,585

Accumulation units:
Purchases	2,563	199	80	628	585	2,192
Withdrawals	(3,824)	(367)	(253)	(818)	(6,661)	(8,361)

Net increase (decrease) in units outstanding	(1,261)	(168)	(173)	(190)	(6,076)	(6,169)
Units outstanding at beginning of year	9,174	9,342	4,711	4,901	43,749	49,918

Units outstanding at end of year	7,913	9,174	4,538	4,711	37,673	43,749

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MFS (continued)
	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$208	$58	$—	$—	$52,400	$54,451
Expenses:
Mortality & expense risk	(818)	(836)	(65,333)	(69,156)	(9,243)	(10,032)
Administrative charges	(442)	(451)	(13,422)	(14,261)	(1,855)	(2,016)

Net investment income (expense)	(1,052)	(1,229)	(78,755)	(83,417)	41,302	42,403

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	449	476	201,576	255,185	(18,458)	(23,763)
Net realized gain distributions	3,137	7,608	497,660	779,479	—	—

Net realized gains (losses)	3,586	8,084	699,236	1,034,664	(18,458)	(23,763)

Change in unrealized appreciation (depreciation) during the year	9,691	(21,503)	1,292,090	(3,940,718)	74,517	(149,805)

Increase (decrease) in net assets from operations	12,225	(14,648)	1,912,571	(2,989,471)	97,361	(131,165)

Contract transactions:
Payments received from contract owners	119	120	55,026	42,436	527	7,479
Transfers between subaccounts (including fixed account), net	(3,705)	1,566	(124,543)	75,698	8,405	(67,552)
Transfers for contract benefits and terminations	(3,170)	(1,742)	(763,797)	(711,179)	(65,720)	(56,516)
Contract maintenance charges	(16)	(19)	(4,595)	(5,189)	(904)	(1,019)
Adjustments to net assets allocated to contracts in payout year	—	—	—	1,497	—	11,107

Net increase (decrease) in net assets from contract transactions	(6,772)	(75)	(837,909)	(596,737)	(57,692)	(106,501)

Total increase (decrease) in net assets	5,453	(14,723)	1,074,662	(3,586,208)	39,669	(237,666)
Net assets at beginning of year	63,185	77,908	5,910,432	9,496,640	915,698	1,153,364

Net assets at end of year	$68,638	$63,185	$6,985,094	$5,910,432	$955,367	$915,698

Accumulation units:
Purchases	7	79	317	2,764	1,048	628
Withdrawals	(269)	(67)	(9,073)	(8,774)	(2,992)	(4,222)

Net increase (decrease) in units outstanding	(262)	12	(8,756)	(6,010)	(1,944)	(3,594)
Units outstanding at beginning of year	2,629	2,617	72,308	78,318	31,730	35,324

Units outstanding at end of year	2,367	2,629	63,552	72,308	29,786	31,730

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MFS (continued)
	High Yield Series SC		Research Series		Income Series II
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$587	$625	$18,261	$18,322	$33,674	$34,598
Expenses:
Mortality & expense risk	(134)	(148)	(36,338)	(38,468)	(9,158)	(10,333)
Administrative charges	(39)	(41)	(7,506)	(7,929)	(1,920)	(2,169)

Net investment income (expense)	414	436	(25,583)	(28,075)	22,596	22,096

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(233)	(267)	70,245	97,554	(15,320)	(21,577)
Net realized gain distributions	—	—	192,991	478,194	—	9,712

Net realized gains (losses)	(233)	(267)	263,236	575,748	(15,320)	(11,865)

Change in unrealized appreciation (depreciation) during the year	905	(1,785)	459,466	(1,379,525)	49,457	(183,521)

Increase (decrease) in net assets from operations	1,086	(1,616)	697,119	(831,852)	56,733	(173,290)

Contract transactions:
Payments received from contract owners	—	—	30,024	42,092	2,816	8,039
Transfers between subaccounts (including fixed account), net	364	(257)	(36,830)	(36,792)	45,468	(26,026)
Transfers for contract benefits and terminations	(899)	(919)	(336,417)	(326,069)	(72,089)	(108,085)
Contract maintenance charges	(5)	(5)	(2,956)	(3,450)	(1,060)	(1,203)
Adjustments to net assets allocated to contracts in payout year	—	—	—	709	—	—

Net increase (decrease) in net assets from contract transactions	(540)	(1,181)	(346,179)	(323,510)	(24,865)	(127,275)

Total increase (decrease) in net assets	546	(2,797)	350,940	(1,155,362)	31,868	(300,565)
Net assets at beginning of year	10,721	13,518	3,499,348	4,654,710	917,016	1,217,581

Net assets at end of year	$11,267	$10,721	$3,850,288	$3,499,348	$948,884	$917,016

Accumulation units:
Purchases	19	—	442	642	1,969	726
Withdrawals	(43)	(58)	(5,176)	(5,263)	(3,101)	(6,263)

Net increase (decrease) in units outstanding	(24)	(58)	(4,734)	(4,621)	(1,132)	(5,537)
Units outstanding at beginning of year	551	609	53,282	57,903	42,055	47,592

Units outstanding at end of year	527	551	48,548	53,282	40,923	42,055

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MFS (continued)		Pioneer
	Income Series II SC		Equity Income VCT		Fund VCT
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$—	$—	$5,876	$5,976	$894	$693
Expenses:
Mortality & expense risk	(93)	—	(3,568)	(4,069)	(1,662)	(1,857)
Administrative charges	(70)	—	(758)	(864)	(270)	(296)

Net investment income (expense)	(163)	—	1,550	1,043	(1,038)	(1,460)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	577	—	(6,106)	(20,932)	(3,348)	(1,439)
Net realized gain distributions	—	—	26,830	44,497	6,804	27,621

Net realized gains (losses)	577	—	20,724	23,565	3,456	26,182

Change in unrealized appreciation (depreciation) during the year	—	—	(2,408)	(71,177)	35,547	(66,822)

Increase (decrease) in net assets from operations	414	—	19,866	(46,569)	37,965	(42,100)

Contract transactions:
Payments received from contract owners	—	—	—	303	—	500
Transfers between subaccounts (including fixed account), net	(414)	—	6,371	(68,104)	(38)	(311)
Transfers for contract benefits and terminations	—	—	(12,788)	(43,953)	(33,315)	(9,509)
Contract maintenance charges	—	—	(317)	(298)	(166)	(189)
Adjustments to net assets allocated to contracts in payout year	—	—	—	1,519	—	—

Net increase (decrease) in net assets from contract transactions	(414)	—	(6,734)	(110,533)	(33,519)	(9,509)

Total increase (decrease) in net assets	—	—	13,132	(157,102)	4,446	(51,609)
Net assets at beginning of year	—	—	350,673	507,775	154,643	206,252

Net assets at end of year	$—	$—	$363,805	$350,673	$159,089	$154,643

Accumulation units:
Purchases	5,110	—	185	47	—	36
Withdrawals	(5,110)	—	(378)	(3,092)	(967)	(331)

Net increase (decrease) in units outstanding	—	—	(193)	(3,045)	(967)	(295)
Units outstanding at beginning of year	—	—	9,673	12,718	5,090	5,385

Units outstanding at end of year	—	—	9,480	9,673	4,123	5,090

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Pioneer (continued)
	Mid Cap Value VCT		Mid Cap Value VCT II		Real Estate Shares VCT
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$56,993	$63,540	$2,821	$2,448	$5,085	$20,335
Expenses:
Mortality & expense risk	(28,793)	(30,661)	(2,007)	(2,197)	(2,586)	(10,681)
Administrative charges	(6,037)	(6,371)	(1,013)	(1,123)	(530)	(2,187)

Net investment income (expense)	22,163	26,508	(199)	(872)	1,969	7,467

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(101,985)	(917)	(6,104)	(2,728)	(713,507)	(160,458)
Net realized gain distributions	331,116	1,228,736	18,988	72,341	45,627	64,721

Net realized gains (losses)	229,131	1,227,819	12,884	69,613	(667,880)	(95,737)

Change in unrealized appreciation (depreciation) during the year	53,832	(1,484,417)	2,984	(83,357)	653,720	(355,314)

Increase (decrease) in net assets from operations	305,126	(230,090)	15,669	(14,616)	(12,191)	(443,584)

Contract transactions:
Payments received from contract owners	18,799	9,244	120	120	300	7,460
Transfers between subaccounts (including fixed account), net	34,624	(156,120)	(242)	(6,479)	(790,806)	(39,659)
Transfers for contract benefits and terminations	(289,740)	(227,540)	(17,128)	(9,153)	(21,343)	(305,888)
Contract maintenance charges	(2,280)	(2,394)	(49)	(46)	(130)	(890)
Adjustments to net assets allocated to contracts in payout year	—	16,838	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(238,597)	(359,972)	(17,299)	(15,558)	(811,979)	(338,977)

Total increase (decrease) in net assets	66,529	(590,062)	(1,630)	(30,174)	(824,170)	(782,561)
Net assets at beginning of year	2,891,500	3,481,562	162,639	192,813	824,170	1,606,731

Net assets at end of year	$2,958,029	$2,891,500	$161,009	$162,639	$—	$824,170

Accumulation units:
Purchases	1,466	672	66	4	226	432
Withdrawals	(5,350)	(6,867)	(615)	(525)	(16,150)	(5,697)

Net increase (decrease) in units outstanding	(3,884)	(6,195)	(549)	(521)	(15,924)	(5,265)
Units outstanding at beginning of year	50,810	57,005	5,417	5,938	15,924	21,189

Units outstanding at end of year	46,926	50,810	4,868	5,417	—	15,924

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Pioneer (continued)		DWS
	Real Estate Shares VCT II		Global Opportunities		Core Equity VIP
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$352	$1,407	$3,740	$1,771	$6,716	$5,334
Expenses:
Mortality & expense risk	(298)	(1,124)	(6,039)	(7,067)	(11,800)	(11,667)
Administrative charges	(100)	(399)	(1,290)	(1,492)	(2,801)	(2,623)

Net investment income (expense)	(46)	(116)	(3,589)	(6,788)	(7,885)	(8,956)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(64,078)	(7,074)	(25,449)	(35,679)	21,544	12,986
Net realized gain distributions	5,558	5,637	3,818	129,471	61,615	162,416

Net realized gains (losses)	(58,520)	(1,437)	(21,631)	93,792	83,159	175,402

Change in unrealized appreciation (depreciation) during the year	57,461	(34,562)	150,490	(324,614)	166,159	(385,889)

Increase (decrease) in net assets from operations	(1,105)	(36,115)	125,270	(237,610)	241,433	(219,443)

Contract transactions:
Payments received from contract owners	—	—	475	6,900	19,083	2,654
Transfers between subaccounts (including fixed account), net	(68,219)	3,065	(2,239)	(32,023)	68,334	(48,099)
Transfers for contract benefits and terminations	(2,536)	(10,616)	(105,398)	(226,426)	(83,622)	(53,637)
Contract maintenance charges	—	—	(794)	(647)	(1,201)	(1,467)
Adjustments to net assets allocated to contracts in payout year	—	—	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(70,755)	(7,551)	(107,956)	(252,196)	2,594	(100,549)

Total increase (decrease) in net assets	(71,860)	(43,666)	17,314	(489,806)	244,027	(319,992)
Net assets at beginning of year	71,860	115,526	577,060	1,066,866	1,027,308	1,347,300

Net assets at end of year	$—	$71,860	$594,374	$577,060	$1,271,335	$1,027,308

Accumulation units:
Purchases	5	77	61	189	14,862	75
Withdrawals	(1,963)	(267)	(2,410)	(5,729)	(13,974)	(2,538)

Net increase (decrease) in units outstanding	(1,958)	(190)	(2,349)	(5,540)	888	(2,463)
Units outstanding at beginning of year	1,958	2,148	15,058	20,598	27,575	30,038

Units outstanding at end of year	—	1,958	12,709	15,058	28,463	27,575

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DWS (continued)
	International		International B		Money Market
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$46,854	$48,103	$343	$327	$1,111	$265
Expenses:
Mortality & expense risk	(14,363)	(15,009)	(108)	(139)	(302)	(300)
Administrative charges	(2,861)	(2,990)	(7)	(11)	(36)	(36)

Net investment income (expense)	29,630	30,104	228	177	773	(71)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(21,552)	(42,634)	(1,794)	(140)	—	—
Net realized gain distributions	—	—	—	—	—	—

Net realized gains (losses)	(21,552)	(42,634)	(1,794)	(140)	—	—

Change in unrealized appreciation (depreciation) during the year	224,299	(240,613)	2,841	(1,914)	—	—

Increase (decrease) in net assets from operations	232,377	(253,143)	1,275	(1,877)	773	(71)

Contract transactions:
Payments received from contract owners	26,290	17,807	—	—	—	—
Transfers between subaccounts (including fixed account), net	(34,521)	(61,169)	(1)	—	—	—
Transfers for contract benefits and terminations	(124,300)	(271,286)	(8,431)	(335)	(213)	(316)
Contract maintenance charges	(1,756)	(1,846)	—	—	(8)	(7)
Adjustments to net assets allocated to contracts in payout year	—	3,180	—	—	—	—

Net increase (decrease) in net assets from contract transactions	(134,287)	(313,314)	(8,432)	(335)	(221)	(323)

Total increase (decrease) in net assets	98,090	(566,457)	(7,157)	(2,212)	552	(394)
Net assets at beginning of year	1,395,805	1,962,262	10,615	12,827	23,811	24,205

Net assets at end of year	$1,493,895	$1,395,805	$3,458	$10,615	$24,363	$23,811

Accumulation units:
Purchases	1,724	2,021	—	—	—	—
Withdrawals	(8,920)	(18,605)	(728)	(30)	(177)	(262)

Net increase (decrease) in units outstanding	(7,196)	(16,584)	(728)	(30)	(177)	(262)
Units outstanding at beginning of year	80,906	97,490	1,000	1,030	19,323	19,585

Units outstanding at end of year	73,710	80,906	272	1,000	19,146	19,323

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	DWS (continued)		T. Rowe Price
	Small Cap Index VIP		Equity Income		International Stock
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$3,872	$3,748	$167,526	$160,372	$34,645	$29,487
Expenses:
Mortality & expense risk	(3,539)	(3,979)	(81,590)	(88,378)	(36,815)	(39,147)
Administrative charges	(851)	(950)	(17,356)	(18,813)	(8,055)	(8,539)

Net investment income (expense)	(518)	(1,181)	68,580	53,181	(10,225)	(18,199)

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(2,263)	(3,335)	115,481	220,852	(9,202)	(7,555)
Net realized gain distributions	8,301	70,494	337,670	426,903	—	89,082

Net realized gains (losses)	6,038	67,159	453,151	647,755	(9,202)	81,527

Change in unrealized appreciation (depreciation) during the year	44,289	(175,860)	117,418	(1,116,682)	524,902	(843,165)

Increase (decrease) in net assets from operations	49,809	(109,882)	639,149	(415,746)	505,475	(779,837)

Contract transactions:
Payments received from contract owners	—	10,480	71,082	56,149	115,969	43,506
Transfers between subaccounts (including fixed account), net	770	(35,285)	41,354	(151,485)	(69,360)	152,583
Transfers for contract benefits and terminations	(11,414)	(48,036)	(688,837)	(802,816)	(557,437)	(566,110)
Contract maintenance charges	(357)	(330)	(4,418)	(4,662)	(3,060)	(3,101)
Adjustments to net assets allocated to contracts in payout year	—	—	—	21,403	—	17,203

Net increase (decrease) in net assets from contract transactions	(11,001)	(73,171)	(580,819)	(881,411)	(513,888)	(355,919)

Total increase (decrease) in net assets	38,808	(183,053)	58,330	(1,297,157)	(8,413)	(1,135,756)
Net assets at beginning of year	335,124	518,177	8,234,730	9,531,887	3,654,464	4,790,220

Net assets at end of year	$373,932	$335,124	$8,293,060	$8,234,730	$3,646,051	$3,654,464

Accumulation units:
Purchases	35	290	6,855	3,116	2,471	8,421
Withdrawals	(374)	(2,483)	(15,644)	(15,650)	(22,585)	(21,852)

Net increase (decrease) in units outstanding	(339)	(2,193)	(8,789)	(12,534)	(20,114)	(13,431)
Units outstanding at beginning of year	10,475	12,668	123,202	135,736	154,235	167,666

Units outstanding at end of year	10,136	10,475	114,413	123,202	134,121	154,235

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	T. Rowe Price (continued)
	Limited-Term Bond		All-Cap Opportunities Portfolio		Moderate Allocation
	2023	2022	2023	2022	2023	2022
Income:
Dividends	$50,264	$35,206	$11,685	$—	$83,314	$60,136
Expenses:
Mortality & expense risk	(15,415)	(18,715)	(50,093)	(54,074)	(36,363)	(38,998)
Administrative charges	(3,465)	(4,401)	(10,052)	(10,939)	(7,605)	(8,170)

Net investment income (expense)	31,384	12,090	(48,460)	(65,013)	39,346	12,968

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(21,635)	(19,763)	115,102	49,571	1,445	9,958
Net realized gain distributions	—	2,593	335,775	266,358	10,163	72,963

Net realized gains (losses)	(21,635)	(17,170)	450,877	315,929	11,608	82,921

Change in unrealized appreciation (depreciation) during the year	43,941	(109,391)	804,036	(1,718,835)	423,704	(978,073)

Increase (decrease) in net assets from operations	53,690	(114,471)	1,206,453	(1,467,919)	474,658	(882,184)

Contract transactions:
Payments received from contract owners	121,437	6,754	2,516	21,074	7,202	25,247
Transfers between subaccounts (including fixed account), net	32,663	(87,361)	(91,168)	(50,692)	10,304	3,696
Transfers for contract benefits and terminations	(355,740)	(256,377)	(814,104)	(378,015)	(286,508)	(246,367)
Contract maintenance charges	(1,155)	(1,528)	(2,867)	(2,891)	(3,375)	(3,734)
Adjustments to net assets allocated to contracts in payout year	—	38	—	53,743	—	871

Net increase (decrease) in net assets from contract transactions	(202,795)	(338,474)	(905,623)	(356,781)	(272,377)	(220,287)

Total increase (decrease) in net assets	(149,105)	(452,945)	300,830	(1,824,700)	202,284	(1,102,471)
Net assets at beginning of year	1,629,055	2,082,000	4,792,949	6,617,649	3,544,808	4,647,279

Net assets at end of year	$1,479,950	$1,629,055	$5,093,779	$4,792,949	$3,747,092	$3,544,808

Accumulation units:
Purchases	6,127	1,356	95	1,896	516	763
Withdrawals	(19,105)	(21,848)	(8,290)	(5,348)	(6,066)	(4,900)

Net increase (decrease) in units outstanding	(12,978)	(20,492)	(8,195)	(3,452)	(5,550)	(4,137)
Units outstanding at beginning of year	99,458	119,950	49,134	52,586	72,054	76,191

Units outstanding at end of year	86,480	99,458	40,939	49,134	66,504	72,054

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	Morgan Stanley
	VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2023	2022	2023	2022
Income:
Dividends	$7,273	$2,005	$89,403	$92,626
Expenses:
Mortality & expense risk	(4,491)	(4,630)	(12,607)	(24,647)
Administrative charges	(1,074)	(1,080)	(3,431)	(6,746)

Net investment income (expense)	1,708	(3,705)	73,365	61,233

Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(5,708)	(934)	(575,192)	(70,650)
Net realized gain distributions	7,873	48,433	—	41,357

Net realized gains (losses)	2,165	47,499	(575,192)	(29,293)

Change in unrealized appreciation (depreciation) during the year	40,084	(191,694)	540,970	(451,623)

Increase (decrease) in net assets from operations	43,957	(147,900)	39,143	(419,683)

Contract transactions:
Payments received from contract owners	5,809	600	26,227	9,031
Transfers between subaccounts (including fixed account), net	5,876	42,732	(2,022,010)	38,505
Transfers for contract benefits and terminations	(31,911)	(44,607)	(136,375)	(387,251)
Contract maintenance charges	(320)	(268)	(558)	(1,759)
Adjustments to net assets allocated to contracts in payout year	—	3,025	—	11,478

Net increase (decrease) in net assets from contract transactions	(20,546)	1,482	(2,132,716)	(329,996)

Total increase (decrease) in net assets	23,411	(146,418)	(2,093,573)	(749,679)
Net assets at beginning of year	426,526	572,944	2,093,573	2,843,252

Net assets at end of year	$449,937	$426,526	$—	$2,093,573

Accumulation units:
Purchases	721	1,765	11,093	5,187
Withdrawals	(1,550)	(1,652)	(130,304)	(21,935)

Net increase (decrease) in units outstanding	(829)	113	(119,211)	(16,748)
Units outstanding at beginning of year	18,495	18,382	119,211	135,959

Units outstanding at end of year	17,666	18,495	—	119,211

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the “Separate Account”) was established by United of Omaha Life Insurance Company (“United”) on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is a funding vehicle for individual variable annuity contracts. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United’s general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available subaccounts with activity during 2023 or 2022 are:

Alger

Alger American Fund

Alger American LargeCap Growth Portfolio Class O (“American Growth”)

Alger American SmallCap Growth Portfolio Class O (“American Small Capitalization”)

Federated

Federated Insurance Series

Federated Hermes Government Money Fund II (“Government Money Fund II”)

Federated Hermes Fund for U.S. Government Securities II (“Fund for U.S. Government Securities II”)

Fidelity

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio Initial Class (“VIP Equity Income”)

Fidelity VIP Equity-Income Portfolio Service Class 2 (“VIP Equity Income SVC CL 2”)

Fidelity VIP Growth Portfolio Initial Class (“VIP Growth”)

Fidelity VIP Mid Cap Portfolio Service Class 2 (“VIP Mid Cap SVC CL 2”)

Fidelity Variable Insurance Products

Fidelity VIP Asset Manager Portfolio Initial Class (“VIP Asset Manager”)

Fidelity VIP Asset Manager: Growth Portfolio Initial Class (“VIP Asset Manager: Growth”)

Fidelity VIP Contrafund Portfolio Service Class (“VIP Contrafund”)

Fidelity VIP Contrafund Portfolio Service Class 2 (“VIP Contrafund SVC CL 2”)

Fidelity VIP Index 500 Portfolio Initial Class (“VIP Index 500”)

Fidelity VIP Index 500 Portfolio Service Class 2 (“VIP Index 500 SVC CL 2”)

MFS

MFS Variable Insurance Trust

MFS Core Equity Portfolio (“Core Equity Portfolio”)

MFS Core Equity Portfolio (“Core Equity Portfolio SC”)

MFS Growth Series Portfolio Initial Class (“Emerging Growth Series”)

MFS High Yield Initial Class (“High Yield Series”)

MFS High Yield Service Class (“High Yield Series SC”)

MFS Research Series Portfolio Initial Class (“Research Series”)

MFS VIT II Income Initial Class (“Income Series II”)

MFS VIT II Income Service Class (“Income Series II SC”)

Pioneer

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio Class II (“Equity Income VCT”)

Pioneer Fund VCT Portfolio Class II (“Fund VCT”)

Pioneer Mid Cap Value VCT Portfolio Class I (“Mid Cap Value VCT”)

Pioneer Mid Cap Value VCT Portfolio Class II (“Mid Cap Value VCT II”)

Pioneer Real Estate Shares VCT Portfolio Class I (“Real Estate Shares VCT”) Pioneer Real Estate Shares VCT Portfolio Class II (“Real Estate Shares VCT II”)

DWS

DWS Variable Series I

DWS Global Opportunities VIP Class B (“Global Opportunities”)

DWS Core Equity VIP Class B (“Core Equity VIP”)

DWS CROCI International VIP Class A (“International”)

DWS CROCI International VIP Class B (“International B”)

DWS Government Money Market VIP Class A (“Money Market”)

DWS Investments VIT Funds

DWS Small Cap Index VIP Class A (“Small Cap Index VIP”)

T. Rowe Price

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio (“Equity Income”)

T. Rowe Price All-Cap Opportunities Portfolio (“All-Cap Opportunities Portfolio”)

T. Rowe Price Moderate Allocation Portfolio (“Moderate Allocation”)

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (“International Stock”)

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio (“Limited-Term Bond”)

Morgan Stanley

Morgan Stanley Variable Insurance Funds

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I (“VIF Emerging Markets Equity”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I (“VIF Core Plus Fixed Income”)

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2023 or 2022:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 (“VIP Asset Manager: Growth SVC CL 2”)

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II (“UIF Core Plus Fixed Income II”)

MFS Growth Series Portfolio Service Class (“Emerging Growth Series SC”)

DWS Bond VIP Class A (“Bond”)

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio - Class I” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

Effective April 28, 2023, “Pioneer Real Estate Shares VCT Portfolio - Class II” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

Effective July 28, 2023, “Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I” was no longer available for investment. Assets were transferred to Federated Hermes Government Money Fund II (“Government Money Fund II”)

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United. These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of United, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

As of December 31, 2023, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification. The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management. The valuation criteria is summarized as follows:

Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

Level 3 -

Inputs reflect management’s best estimate of what market participants would use in pricing the asset at the measurement date. Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio. As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item “Payments received from contract owners” includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

Subsequent Events - Subsequent events have been evaluated through March 20, 2024, the date these financial statements were issued.

4.	ACCOUNT CHARGES

Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	1.25%	Series V	1.00%
Ultra-Access	1.40%	Ultra-Rewards	1.25%
Ultra-Select	1.50%

These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following products:

Series I	0.15%
Series V	0.20%
Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the “Mortality & expense risk” financial statement line item aggregated with the mortality and expense risk charges for those products. For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the “Administrative charges” financial statement line item.

These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature. For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003. A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years. These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect the returns benefit rider. An annual charge is calculated and assessed on the contract anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge. These charges are assessed through the reduction of unit values.

Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year. The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender. The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year. This charge is assessed through the redemption of units. United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2023, were as follows:

	Purchases	Sales
Alger
American Growth	$226,384	$686,711
American Small Capitalization	76,860	265,184

Federated
Government Money Fund II	2,917,705	561,396
Fund for U.S. Government Securities II	148,414	270,196

Fidelity
VIP Asset Manager	—	658
VIP Asset Manager: Growth	87,711	413,547
VIP Contrafund	48,709	1,277,168
VIP Contrafund SVC CL 2	—	5,670
VIP Equity Income	118,698	666,415
VIP Equity Income SVC CL 2	297	1,409
VIP Growth	—	21,393
VIP Index 500	128,549	1,081,004
VIP Index 500 SVC CL 2	90,164	134,965
VIP Mid Cap SVC CL 2	4,691	19,364

MFS
Core Equity Portfolio	22,527	423,738
Core Equity Portfolio SC	140	8,172
Emerging Growth Series	24,598	941,262
High Yield Series	29,510	98,300
High Yield Series SC	363	1,076
Research Series	29,110	419,133
Income Series II	40,999	76,942
Income Series II SC	79,129	79,706

Pioneer
Equity Income VCT	6,365	17,425
Fund VCT	2	35,453
Mid Cap Value VCT	71,079	344,506
Mid Cap Value VCT II	1,844	22,163
Real Estate Shares VCT	11,101	826,196
Real Estate Shares VCT II	212	71,365

DWS
Global Opportunities	1,918	117,203
Core Equity VIP	492,012	504,019
International	31,845	183,356
International B	—	8,547
Money Market	—	559
Small Cap Index VIP	1,039	16,430

T. Rowe Price
Equity Income	258,202	937,967
International Stock	48,143	606,901
Limited-Term Bond	101,862	323,537
All-Cap Opportunities Portfolio	9,535	975,303
Moderate Allocation	24,563	340,908

Morgan Stanley
VIF Emerging Markets Equity	15,559	41,670
VIF Core Plus Fixed Income	165,402	2,314,156

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company (“Security Benefit”), whose affiliate Zinnia Corporate Holdings, LLC (“Zinnia”) performs administrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS

A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31****
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Alger
American Growth - 2023	63,204	$29.60	to	90.51	$4,653,563	0.00%	1.20%	to	2.20%	30.17%	to	31.10%
American Growth - 2022	68,691	22.74	to	69.04	3,888,054	0.00%	1.20%	to	2.20%	-39.81%	to	-39.39%
American Growth - 2021	69,849	37.78	to	113.91	6,603,038	0.00%	1.20%	to	2.20%	9.73%	to	10.50%
American Growth - 2020	79,130	34.43	to	103.09	6,857,953	0.17%	1.20%	to	2.20%	65.02%	to	73.36%
American Growth - 2019	93,324	19.86	to	62.47	4,982,002	0.00%	1.20%	to	2.20%	24.59%	to	26.69%

American Small Capitalization - 2023	52,246	28.80	to	48.20	2,484,639	0.00%	1.20%	to	2.20%	14.70%	to	15.09%
American Small Capitalization - 2022	56,359	25.11	to	41.88	2,312,107	0.00%	1.20%	to	2.20%	-38.98%	to	-38.75%
American Small Capitalization - 2021	57,363	41.15	to	68.38	3,853,635	0.00%	1.20%	to	2.20%	-7.51%	to	-7.18%
American Small Capitalization - 2020	63,286	44.49	to	73.67	4,588,563	0.97%	1.20%	to	2.20%	41.32%	to	64.59%
American Small Capitalization - 2019	75,382	27.03	to	52.13	3,313,819	0.00%	1.20%	to	2.20%	26.49%	to	28.57%

Federated
Government Money Fund II - 2023	2,823,849	0.80	to	1.26	3,359,395	4.81%	1.20%	to	2.20%	-1.23%	to	3.28%
Government Money Fund II - 2022	753,250	0.81	to	1.22	900,553	1.55%	1.20%	to	2.20%	-1.22%	to	0.00%
Government Money Fund II - 2021	546,462	0.82	to	1.22	628,691	0.00%	1.20%	to	2.20%	-2.38%	to	-1.61%
Government Money Fund II - 2020	551,916	0.84	to	1.24	642,751	0.20%	1.20%	to	2.20%	-0.80%	to	1.20%
Government Money Fund II - 2019	643,399	0.83	to	1.25	762,499	1.60%	1.20%	to	2.20%	-1.16%	to	1.65%

Fund for U.S. Government Securities II - 2023	80,940	11.42	to	18.97	1,440,115	2.52%	1.20%	to	2.20%	2.15%	to	2.93%
Fund for U.S. Government Securities II - 2022	86,689	11.18	to	18.43	1,505,094	1.87%	1.20%	to	2.20%	-14.33%	to	-13.60%
Fund for U.S. Government Securities II - 2021	94,012	13.05	to	21.33	1,897,507	2.05%	1.20%	to	2.20%	-4.04%	to	-3.22%
Fund for U.S. Government Securities II - 2020	97,545	13.60	to	22.04	2,043,436	2.42%	1.20%	to	2.20%	3.96%	to	6.00%
Fund for U.S. Government Securities II - 2019	100,640	12.83	to	21.20	2,032,843	2.48%	1.20%	to	2.20%	3.55%	to	5.29%

Fidelity
VIP Asset Manager - 2023	773	40.56	to	40.56	31,331	2.37%	1.40%	to	1.40%	11.37%	to	11.37%
VIP Asset Manager - 2022	779	36.42	to	36.42	28,363	2.00%	1.40%	to	1.40%	-16.12%to		-16.12%
VIP Asset Manager - 2021	788	43.42	to	43.42	34,231	1.65%	1.40%	to	1.40%	8.39%	to	8.39%
VIP Asset Manager - 2020	798	40.06	to	40.06	31,967	1.45%	1.40%	to	1.40%	13.26%	to	13.26%
VIP Asset Manager - 2019	808	35.37	to	35.37	28,564	1.83%	1.40%	to	1.40%	16.58%	to	16.58%

VIP Asset Manager: Growth - 2023	68,596	24.28	to	48.12	3,267,993	1.77%	1.20%	to	1.60%	14.58%	to	14.98%
VIP Asset Manager: Growth - 2022	75,068	21.19	to	41.85	3,112,677	1.68%	1.20%	to	1.60%	-18.15%	to	-17.88%
VIP Asset Manager: Growth - 2021	81,434	25.89	to	50.96	4,108,316	1.39%	1.20%	to	1.60%	12.18%	to	12.59%
VIP Asset Manager: Growth - 2020	89,757	23.08	to	45.26	4,021,321	1.09%	1.20%	to	1.60%	15.46%	to	15.87%
VIP Asset Manager: Growth - 2019	99,611	19.99	to	39.06	3,851,686	1.54%	1.20%	to	1.60%	20.86%	to	22.08%

VIP Contrafund - 2023	69,566	65.58	to	140.91	9,638,560	0.48%	1.20%	to	1.60%	31.40%	to	31.85%
VIP Contrafund - 2022	78,542	49.91	to	106.87	8,251,592	0.45%	1.20%	to	1.60%	-27.45%to		-27.20%
VIP Contrafund - 2021	85,745	68.79	to	146.79	12,329,363	0.06%	1.20%	to	1.60%	25.85%	to	26.30%
VIP Contrafund - 2020	95,843	54.66	to	116.22	10,919,583	0.24%	1.20%	to	1.60%	28.55%	to	29.00%
VIP Contrafund - 2019	114,522	42.52	to	90.09	10,100,012	0.47%	1.20%	to	1.60%	29.49%	to	30.78%

VIP Contrafund SVC CL 2 - 2023	1,699	49.37	to	49.37	83,889	0.26%	1.25%	to	2.20%	30.61%	to	30.61%
VIP Contrafund SVC CL 2 - 2022	1,790	37.80	to	37.80	67,652	0.24%	1.25%	to	2.20%	-27.88%	to	-27.88%
VIP Contrafund SVC CL 2 - 2021	1,798	52.41	to	52.41	94,221	0.02%	1.25%	to	2.20%	21.46%	to	25.11%
VIP Contrafund SVC CL 2 - 2020	2,654	41.89	to	43.15	112,230	0.07%	1.25%	to	2.20%	9.16%	to	35.13%
VIP Contrafund SVC CL 2 - 2019	2,829	31.00	to	39.53	93,591	0.22%	1.25%	to	2.20%	28.42%	to	29.63%

VIP Equity Income - 2023	60,935	33.89	to	68.70	4,137,811	1.79%	1.20%	to	1.60%	8.97%	to	9.33%
VIP Equity Income - 2022	69,255	31.10	to	62.84	4,279,067	1.79%	1.20%	to	1.60%	-6.44%	to	-6.08%
VIP Equity Income - 2021	77,474	33.24	to	66.91	5,097,068	1.91%	1.20%	to	1.60%	22.97%	to	23.38%
VIP Equity Income - 2020	85,873	27.03	to	54.23	4,568,557	1.63%	1.20%	to	1.60%	5.05%	to	5.42%
VIP Equity Income - 2019	92,800	25.73	to	51.44	4,686,052	1.95%	1.20%	to	1.60%	25.41%	to	26.67%

VIP Equity Income SVC CL 2 -2023	408	26.65	to	26.65	10,857	1.67%	1.25%	to	2.20%	8.29%	to	-2.81%
VIP Equity Income SVC CL 2 -2022	441	24.61	to	27.42	10,967	1.61%	1.25%	to	2.20%	-7.03%	to	-6.58%
VIP Equity Income SVC CL 2 -2021	484	26.47	to	29.35	12,942	0.90%	1.25%	to	2.20%	22.26%	to	22.85%
VIP Equity Income SVC CL 2 -2020	1,451	21.65	to	23.89	32,143	1.46%	1.25%	to	2.20%	-18.66%	to	10.46%
VIP Equity Income SVC CL 2 -2019	1,511	19.60	to	29.37	32,054	1.83%	1.25%	to	2.20%	24.29%	to	25.47%

VIP Growth - 2023	1,333	134.75	to	134.75	179,614	0.14%	1.40%	to	1.40%	34.33%	to	34.33%
VIP Growth - 2022	1,482	100.31	to	100.31	148,600	0.58%	1.40%	to	1.40%	-25.51%	to	-25.51%
VIP Growth - 2021	1,549	134.66	to	134.66	208,567	0.00%	1.40%	to	1.40%	21.49%	to	21.49%
VIP Growth - 2020	1,616	110.84	to	110.84	179,147	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	1,684	78.12	to	78.12	131,555	0.27%	1.40%	to	1.40%	32.43%	to	32.43%

	At December 31						For the years ended December 31****
	Units	Unit Value lowest to highest				Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity (cont’d)
VIP Index 500 - 2023	111,457	$44.62	to $		116.12	$7,470,532	1.44%	1.20%	to	1.60%	24.26%	to	24.43%
VIP Index 500 - 2022	125,248	35.91		to	93.32	6,753,406	1.36%	1.20%	to	1.60%	-19.48% to		-19.35%
VIP Index 500 - 2021	138,511	44.60		to	115.71	9,229,635	1.24%	1.20%	to	1.60%	26.60%	to	26.78%
VIP Index 500 - 2020	155,889	35.23		to	91.27	8,150,744	1.60%	1.20%	to	1.60%	16.42%	to	16.58%
VIP Index 500 - 2019	184,104	30.26		to	78.29	8,247,689	1.98%	1.20%	to	1.60%	29.27%	to	30.57%

VIP Index 500 SVC CL 2 - 2023	7,913	33.04		to	39.62	287,383	1.23%	1.25%	to	2.20%	23.10%	to	24.12%
VIP Index 500 SVC CL 2 - 2022	9,174	26.84		to	31.92	268,206	1.14%	1.25%	to	2.20%	-20.19% to		-19.56%
VIP Index 500 SVC CL 2 - 2021	9,342	33.63		to	39.68	341,083	1.02%	1.25%	to	2.20%	25.44%	to	26.45%
VIP Index 500 SVC CL 2 - 2020	11,492	26.81		to	31.38	330,481	1.43%	1.25%	to	2.20%	-14.77% to		15.36%
VIP Index 500 SVC CL 2 - 2019	12,242	23.24		to	36.82	303,730	1.71%	1.25%	to	2.20%	28.19%	to	29.38%

VIP Mid Cap SVC CL 2 - 2023	4,538	58.38		to	67.54	303,939	0.38%	1.20%	to	2.20%	12.64%	to	13.44%
VIP Mid Cap SVC CL 2 - 2022	4,711	51.83		to	59.54	278,252	0.25%	1.20%	to	2.20%	-16.58% to		-15.99%
VIP Mid Cap SVC CL 2 - 2021	4,901	62.13		to	70.87	344,718	0.37%	1.20%	to	2.20%	22.96%	to	23.81%
VIP Mid Cap SVC CL 2 - 2020	4,803	50.53		to	57.24	272,688	0.34%	1.20%	to	2.20%	5.45%	to	20.83%
VIP Mid Cap SVC CL 2 - 2019	6,043	41.82		to	54.28	293,852	0.68%	1.20%	to	2.20%	20.48%	to	22.45%
MFS

Core Equity Portfolio - 2023	37,673	43.67		to	70.87	2,535,803	0.53%	1.20%	to	1.60%	21.24%	to	21.69%
Core Equity Portfolio - 2022	43,749	36.02		to	58.24	2,427,585	0.29%	1.20%	to	1.60%	-18.54% to		-18.26%
Core Equity Portfolio - 2021	49,918	44.22		to	71.25	3,404,325	0.42%	1.20%	to	1.60%	23.38%	to	23.81%
Core Equity Portfolio - 2020	57,139	35.84		to	57.55	3,136,281	0.66%	1.20%	to	1.60%	16.86%	to	17.28%
Core Equity Portfolio - 2019	62,414	30.67		to	49.07	2,939,632	0.79%	1.20%	to	1.60%	31.18%	to	32.37%

Core Equity Portfolio SC - 2023	2,367	27.28		to	32.72	68,638	0.32%	1.25%	to	2.20%	20.12%	to	21.10%
Core Equity Portfolio SC - 2022	2,629	22.71		to	27.02	63,185	0.08%	1.25%	to	2.20%	-19.30% to		-18.64%
Core Equity Portfolio SC - 2021	2,617	28.14		to	33.21	77,908	0.23%	1.25%	to	2.20%	22.29%	to	23.32%
Core Equity Portfolio SC - 2020	4,142	23.01		to	26.93	99,470	0.45%	1.25%	to	2.20%	-31.32% to		15.80%
Core Equity Portfolio SC - 2019	4,655	19.87		to	39.21	96,121	0.72%	1.25%	to	2.20%	29.95%	to	31.19%

Emerging Growth Series - 2023	63,552	53.36		to	112.71	6,985,094	0.00%	1.20%	to	1.60%	33.77%	to	34.24%
Emerging Growth Series - 2022	72,308	39.89		to	83.96	5,910,432	0.00%	1.20%	to	1.60%	-32.69% to		-32.45%
Emerging Growth Series - 2021	78,318	59.26		to	124.30	9,496,640	0.00%	1.20%	to	1.60%	21.61%	to	22.05%
Emerging Growth Series - 2020	89,047	48.73		to	101.84	8,817,185	0.00%	1.20%	to	1.60%	29.81%	to	30.28%
Emerging Growth Series - 2019	104,509	37.54		to	78.17	7,962,159	0.00%	1.20%	to	1.60%	35.96%	to	37.33%

High Yield Series - 2023	29,786	21.81		to	32.14	955,367	5.60%	1.20%	to	1.60%	10.65%	to	11.06%
High Yield Series - 2022	31,730	19.71		to	28.94	915,698	5.26%	1.20%	to	1.60%	-11.89% to		-11.58%
High Yield Series - 2021	35,324	22.37		to	32.73	1,153,364	4.56%	1.20%	to	1.60%	1.91%	to	2.25%
High Yield Series - 2020	37,434	21.95		to	32.01	1,194,581	5.17%	1.20%	to	1.60%	3.83%	to	3.93%
High Yield Series - 2019	42,757	21.12		to	30.83	1,314,228	5.89%	1.20%	to	1.60%	12.94%	to	14.13%
High Yield Series SC - 2023	527	20.12		to	22.53	11,267	5.34%	1.25%	to	2.20%	10.37%	to	10.93%
High Yield Series SC - 2022	551	18.23		to	20.31	10,721	5.16%	1.25%	to	2.20%	-12.44% to		-12.04%
High Yield Series SC - 2021	609	20.82		to	23.09	13,518	4.42%	1.25%	to	2.20%	1.12%	to	1.63%
High Yield Series SC - 2020	684	20.59		to	22.72	14,952	5.08%	1.25%	to	2.20%	0.04%	to	8.83%
High Yield Series SC - 2019	722	18.92		to	22.71	15,347	5.49%	1.25%	to	2.20%	11.89%	to	13.01%

Research Series - 2023	48,548	40.10		to	81.10	3,850,288	0.50%	1.20%	to	1.60%	20.53%	to	20.95%
Research Series - 2022	53,282	33.27		to	67.05	3,499,348	0.45%	1.20%	to	1.60%	-18.48% to		-18.20%
Research Series - 2021	57,903	40.81		to	81.97	4,654,710	0.54%	1.20%	to	1.60%	22.85%	to	23.32%
Research Series - 2020	65,326	33.22		to	66.47	4,224,787	0.65%	1.20%	to	1.60%	14.79%	to	15.18%
Research Series - 2019	73,196	28.94		to	57.71	4,120,765	0.79%	1.20%	to	1.60%	30.83%	to	32.16%

Income Series II - 2023	40,923	20.41		to	23.28	948,884	3.61%	1.20%	to	1.60%	5.92%	to	6.30%
Income Series II - 2022	42,055	19.27		to	21.90	917,016	3.24%	1.20%	to	1.60%	-15.04% to		-14.72%
Income Series II - 2021	47,592	22.68		to	25.68	1,217,581	3.09%	1.20%	to	1.60%	-1.09% to		-0.73%
Income Series II - 2020	46,658	22.93		to	25.87	1,202,074	3.59%	1.20%	to	1.60%	1.53%	to	8.11%
Income Series II - 2019	49,755	21.21		to	25.48	1,186,672	3.56%	1.20%	to	1.60%	9.84%	to	10.93%

Income Series II SC - May 23, 2023 - June 26, 2023	—	15.57		to	15.57	—	0.00%	2.20%	to	2.20%	0.58%	to	0.58%
Income Series II SC - 2022	—	—		to	- —	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Income Series II SC - January 1, 2021- December 20, 2021	—	19.28		to	19.28	—	0.06%	1.20%	to	1.60%	-1.73% to		-1.73%
Income Series II SC - 2020	180	19.62		to	19.62	3,524	3.40%	1.20%	to	1.60%	-5.17% to		13.21%
Income Series II SC - 2019	186	17.33		to	20.69	3,414	0.00%	1.20%	to	1.60%	8.86%	to	9.88%

Pioneer
Equity Income VCT - 2023	9,480	32.93		to	38.70	363,805	1.64%	1.20%	to	2.20%	5.68%	to	5.91%
Equity Income VCT - 2022	9,673	31.16		to	36.54	350,673	1.39%	1.20%	to	2.20%	-9.23% to		-9.06%
Equity Income VCT - 2021	12,718	34.33		to	40.18	507,775	1.25%	1.20%	to	2.20%	23.58%	to	23.86%
Equity Income VCT - 2020	13,124	27.78		to	32.44	423,259	2.05%	1.20%	to	2.20%	-11.17% to		14.18%
Equity Income VCT - 2019	15,160	24.33		to	36.52	496,724	2.49%	1.20%	to	2.20%	22.51%	to	24.47%

	At December 31						For the years ended December 31****
	Units	Unit Value lowest to highest				Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Pioneer (cont’d)
Fund VCT - 2023	4,123	$35.35	to $		39.91	$159,089	0.57%	1.20%	to	2.20%	26.61%	to	26.98%
Fund VCT - 2022	5,090	27.92		to	31.43	154,643	0.38%	1.20%	to	2.20%	-20.91%	to	-20.67%
Fund VCT - 2021	5,385	35.30		to	39.62	206,252	0.09%	1.20%	to	2.20%	25.67%	to	26.06%
Fund VCT - 2020	5,947	28.09		to	31.43	180,629	0.46%	1.20%	to	2.20%	-5.98% to		27.45%
Fund VCT - 2019	6,718	22.04		to	33.43	166,593	0.71%	1.20%	to	2.20%	28.14%	to	30.22%

Mid Cap Value VCT - 2023	46,926	44.02		to	63.98	2,958,029	1.95%	1.20%	to	1.60%	10.74%	to	11.11%
Mid Cap Value VCT - 2022	50,810	39.75		to	57.58	2,891,500	1.99%	1.20%	to	1.60%	-7.10% to		-6.77%
Mid Cap Value VCT - 2021	57,005	42.79		to	61.76	3,481,562	0.97%	1.20%	to	1.60%	27.66%	to	28.11%
Mid Cap Value VCT - 2020	60,915	33.52		to	48.21	2,903,315	1.06%	1.20%	to	1.60%	0.57%	to	0.90%
Mid Cap Value VCT - 2019	60,108	33.33		to	47.78	2,838,759	1.38%	1.20%	to	1.60%	26.38%	to	27.68%

Mid Cap Value VCT II - 2023	4,868	30.80		to	36.94	161,009	1.74%	1.25%	to	2.20%	9.73%	to	10.63%
Mid Cap Value VCT II - 2022	5,417	28.07		to	33.39	162,639	1.38%	1.25%	to	2.20%	-7.94% to		-7.20%
Mid Cap Value VCT II - 2021	5,938	30.49		to	35.98	192,813	0.70%	1.25%	to	2.20%	26.57%	to	27.59%
Mid Cap Value VCT II - 2020	8,228	24.09		to	28.20	209,674	0.86%	1.25%	to	2.20%	-0.37% to		-13.39%
Mid Cap Value VCT II - 2019	8,184	24.18		to	32.56	208,755	1.25%	1.25%	to	2.20%	25.28%	to	26.46%

Real Estate Shares VCT - January 1, 2023 - April 28, 2023	—	39.40		to	54.59	—	1.23%	1.20%	to	1.60%	-1.52% to		4.94%
Real Estate Shares VCT - 2022	15,924	40.01		to	52.02	824,170	1.67%	1.20%	to	1.60%	-31.91% to		-31.67%
Real Estate Shares VCT - 2021	21,189	58.76		to	76.13	1,606,731	1.08%	1.20%	to	1.60%	38.88%	to	39.36%
Real Estate Shares VCT - 2020	22,772	42.31		to	54.63	1,238,346	1.54%	1.20%	to	1.60%	-8.78% to		-12.24%
Real Estate Shares VCT - 2019	23,064	46.38		to	62.25	1,370,444	2.37%	1.20%	to	1.60%	26.11%	to	27.40%
Real Estate Shares VCT II - January 1, 2023 - April 28, 2023	—	32.16		to	39.63	—	0.98%	1.25%	to	2.20%	-4.94% to		1.72%
Real Estate Shares VCT II - 2022	1,958	33.83		to	38.96	71,860	1.50%	1.25%	to	2.20%	-32.43% to		-31.98%
Real Estate Shares VCT II - 2021	2,148	50.07		to	57.28	115,526	1.00%	1.25%	to	2.20%	37.86%	to	38.79%
Real Estate Shares VCT II - 2020	2,276	36.32		to	41.27	88,499	1.41%	1.25%	to	2.20%	-6.92% to		-11.42%
Real Estate Shares VCT II - 2019	2,327	39.02		to	46.59	99,565	2.01%	1.25%	to	2.20%	25.10%	to	26.29%

DWS
Bond - 2023	—	—		to	—	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Bond - 2022	—	—		to	—	—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
Bond - January 1, 2021- October 28, 2021	-	22.51		to	22.51	—	4.07%	1.40%	to	1.40%	-1.44% to		-1.44%
Bond - 2020	837	22.84		to	22.84	19,117	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	846	21.24		to	21.24	17,970	3.14%	1.40%	to	1.40%	9.09%	to	9.09%

Global Opportunities - 2023	12,709	24.00		to	49.09	594,374	0.64%	1.20%	to	2.20%	21.89%	to	22.73%
Global Opportunities - 2022	15,058	19.69		to	40.00	577,060	0.22%	1.20%	to	2.20%	-25.67% to		-25.14%
Global Opportunities - 2021	20,598	26.49		to	53.43	1,066,866	0.07%	1.20%	to	2.20%	12.48%	to	13.27%
Global Opportunities - 2020	21,685	23.55		to	47.17	991,789	0.49%	1.20%	to	2.20%	15.53%	to	18.40%
Global Opportunities - 2019	22,149	19.89		to	40.83	877,252	0.00%	1.20%	to	2.20%	18.46%	to	20.35%

Core Equity VIP - 2023	28,463	32.41		to	48.53	1,271,335	0.58%	1.20%	to	2.20%	23.23%	to	23.67%
Core Equity VIP - 2022	27,575	26.30		to	39.24	1,027,308	0.45%	1.20%	to	2.20%	-17.01% to		-16.72%
Core Equity VIP - 2021	30,038	31.69		to	47.12	1,347,300	0.42%	1.20%	to	2.20%	23.02%	to	23.45%
Core Equity VIP - 2020	32,614	25.76		to	38.17	1,187,662	0.99%	1.20%	to	2.20%	11.02%	to	13.88%
Core Equity VIP - 2019	33,414	22.62		to	34.38	1,064,462	0.79%	1.20%	to	2.20%	27.08%	to	29.13%

International - 2023	73,710	12.21		to	20.36	1,493,895	3.24%	1.20%	to	1.60%	17.07%	to	17.55%
International - 2022	80,906	10.43		to	17.32	1,395,805	2.86%	1.20%	to	1.60%	-14.51% to		-14.26%
International - 2021	97,490	12.20		to	20.20	1,962,262	2.47%	1.20%	to	1.60%	7.58%	to	7.96%
International - 2020	101,912	11.34		to	18.71	1,899,136	3.14%	1.20%	to	1.60%	0.98%	to	1.35%
International - 2019	108,085	11.23		to	18.46	1,986,726	2.91%	1.20%	to	1.60%	19.79%	to	21.10%

International B - 2023	272	12.71		to	12.71	3,458	4.87%	1.25%	to	2.20%	20.93%	to	17.03%
International B - 2022	1,000	10.51		to	10.86	10,615	2.79%	1.25%	to	2.20%	-14.69%	to	-14.56%
International B - 2021	1,030	12.32		to	12.71	12,827	1.80%	1.25%	to	2.20%	7.53%	to	15.03%
International B - 2020	1,624	10.71		to	11.82	18,331	2.91%	1.25%	to	2.20%	-27.66% to		9.51%
International B - 2019	1,705	9.78		to	16.34	19,042	2.75%	1.25%	to	2.20%	18.55%	to	19.69%

Money Market - 2023	19,146	1.28		to	1.28	24,363	4.61%	1.40%	to	1.40%	4.07%	to	4.07%
Money Market - 2022	19,323	1.23		to	1.23	23,811	1.10%	1.40%	to	1.40%	-0.81% to		-0.81%
Money Market - 2021	19,585	1.24		to	1.24	24,205	0.01%	1.40%	to	1.40%	-0.80% to		-0.80%
Money Market - 2020	4,640	1.25		to	1.25	5,815	0.24%	1.40%	to	1.40%	-1.57% to		-1.57%
Money Market - 2019	4,739	1.27		to	1.27	6,005	1.77%	1.40%	to	1.40%	0.79%	to	0.79%

Small Cap Index VIP - 2023	10,136	32.86		to	37.38	373,932	1.09%	1.20%	to	2.20%	14.57%	to	15.37%
Small Cap Index VIP - 2022	10,475	28.68		to	32.40	335,124	0.88%	1.20%	to	2.20%	-22.15% to		-21.59%
Small Cap Index VIP - 2021	12,668	36.84		to	41.32	518,177	0.89%	1.20%	to	2.20%	12.35%	to	13.11%
Small Cap Index VIP - 2020	13,177	32.79		to	36.53	476,791	0.94%	1.20%	to	2.20%	-11.16% to		23.92%
Small Cap Index VIP - 2019	13,665	26.46		to	41.12	419,324	1.08%	1.20%	to	2.20%	22.50%	to	24.47%

T. Rowe Price
Equity Income - 2023	114,413	28.04		to	87.14	8,293,060	2.03%	1.20%	to	2.20%	7.15%	to	8.01%
Equity Income - 2022	123,202	26.17		to	80.68	8,234,730	1.81%	1.20%	to	2.20%	-5.46% to		-4.69%
Equity Income - 2021	135,736	27.68		to	84.65	9,531,887	1.59%	1.20%	to	2.20%	22.80%	to	23.79%
Equity Income - 2020	149,300	22.54		to	68.38	8,436,499	2.02%	1.20%	to	2.20%	-0.23% to		-1.05%
Equity Income - 2019	161,828	22.78		to	68.54	9,219,434	2.34%	1.20%	to	2.20%	23.67%	to	25.63%

	At December 31						For the years ended December 31****
	Units	Unit Value lowest to highest				Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
T. Rowe Price (cont’d)
International Stock - 2023	134,121	$17.30	to $		27.94	$3,646,051	0.95%	1.20%	to	2.20%	13.74%	to	14.84%
International Stock - 2022	154,235	15.21		to	24.33	3,654,464	0.70%	1.20%	to	2.20%	-17.65% to		-16.82%
International Stock - 2021	167,666	18.47		to	29.25	4,790,220	0.59%	1.20%	to	2.20%	-0.91% to		0.10%
International Stock - 2020	177,401	18.64		to	29.22	5,045,369	0.53%	1.20%	to	2.20%	11.31%	to	11.95%
International Stock - 2019	194,003	16.65		to	26.25	4,884,746	2.36%	1.20%	to	2.20%	25.00%	to	27.01%

Limited-Term Bond - 2023	86,480	11.40		to	17.59	1,479,950	3.23%	1.20%	to	2.20%	9.93%	to	3.11%
Limited-Term Bond - 2022	99,458	10.37		to	17.06	1,629,055	1.90%	1.20%	to	2.20%	-6.58% to		-5.85%
Limited-Term Bond - 2021	119,950	11.10		to	18.12	2,082,000	1.36%	1.20%	to	2.20%	-2.12% to		-1.25%
Limited-Term Bond - 2020	122,851	11.34		to	18.35	2,157,154	1.95%	1.20%	to	2.20%	2.44%	to	3.26%
Limited-Term Bond - 2019	124,291	11.07		to	17.77	2,108,222	2.42%	1.20%	to	2.20%	2.03%	to	3.70%

All-Cap Opportunities Portfolio - 2023	40,939	55.93		to	140.83	5,093,779	0.24%	1.20%	to	2.20%	27.00%	to	27.16%
All-Cap Opportunities Portfolio - 2022	49,134	44.04		to	110.75	4,792,949	0.00%	1.20%	to	2.20%	-22.72% to		-22.61%
All-Cap Opportunities Portfolio - 2021	52,586	56.99		to	143.10	6,617,649	0.00%	1.20%	to	2.20%	18.93%	to	19.11%
All-Cap Opportunities Portfolio - 2020	58,668	47.92		to	120.14	6,206,356	0.00%	1.20%	to	2.20%	42.35%	to	51.60%
All-Cap Opportunities Portfolio - 2019	67,924	31.61		to	84.40	5,059,898	0.41%	1.20%	to	2.20%	31.98%	to	34.12%

Moderate Allocation - 2023	66,504	29.01		to	58.17	3,747,092	2.29%	1.20%	to	2.20%	13.54%	to	13.97%
Moderate Allocation - 2022	72,054	25.55		to	51.04	3,544,808	1.47%	1.20%	to	2.20%	-19.55% to		-19.29%
Moderate Allocation - 2021	76,191	31.76		to	63.24	4,647,279	0.98%	1.20%	to	2.20%	8.75%	to	16.08%
Moderate Allocation - 2020	82,170	27.36		to	58.15	4,613,257	1.29%	1.20%	to	2.20%	13.15%	to	18.85%
Moderate Allocation - 2019	87,074	23.02		to	51.39	4,324,380	1.97%	1.20%	to	2.20%	17.15%	to	19.08%

Morgan Stanley
VIF Emerging Markets Equity - 2023	17,666	23.28		to	37.39	449,937	1.66%	1.20%	to	2.20%	10.28%	to	11.31%
VIF Emerging Markets Equity - 2022	18,495	21.11		to	33.59	426,526	0.40%	1.20%	to	2.20%	-26.24% to		-25.54%
VIF Emerging Markets Equity - 2021	18,382	28.62		to	45.11	572,944	0.86%	1.20%	to	2.20%	1.38%	to	2.36%
VIF Emerging Markets Equity - 2020	19,621	28.23		to	44.07	601,356	1.21%	1.20%	to	2.20%	12.65%	to	13.76%
VIF Emerging Markets Equity - 2019	20,185	25.06		to	38.74	547,411	0.99%	1.20%	to	2.20%	16.99%	to	18.87%

VIF Core Plus Fixed Income - January 1, 2023 - July 28, 2023	—	13.07		to	21.01	—	8.54%	1.20%	to	2.20%	1.32%	to	12.84%
VIF Core Plus Fixed Income - 2022	119,211	12.90		to	18.62	2,093,573	3.75%	1.20%	to	2.20%	-16.18% to		-15.36%
VIF Core Plus Fixed Income - 2021	135,959	15.39		to	22.00	2,843,252	3.95%	1.20%	to	2.20%	-1.48% to		-2.53%
VIF Core Plus Fixed Income - 2020	132,617	15.79		to	22.33	2,804,406	2.75%	1.20%	to	2.20%	-1.72% to		5.48%
VIF Core Plus Fixed Income - 2019	139,096	14.97		to	22.72	2,770,296	4.21%	1.20%	to	2.20%	8.40%	to	10.24%

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**

These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***

These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.

****	Funds listed with date ranges represent partial year investments in funds. Unit values displayed represent unit value at disposition date.